Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
9.	Intangible assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Artificial intelligence technology (Note (a))	—	241,228
Software	3,245	3,245
Membership	957	957
Total original costs	4,202	245,430
Less: accumulated amortization	(3,197)	(11,491)
Currency translation difference	—	126
Net book value	1,005	234,065

(a)	On September 29, 2025, the Company entered into an asset purchase agreement with a company incorporated in the British Virgin Island relating to the purchase of certain artificial intelligence technology in order to enhance our SaaS solutions. The purchase price for the acquired intangible asset was US$34,320.

Amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 amounted to RMB269, RMB127, and RMB8,294, respectively.